As filed with Securities and Exchange Commission on October 9, 2025.

File Nos. 333-277203

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.       [ ]

Post-Effective Amendment No. 9    [X]

-----------------

AMERICAN GENERAL LIFE INSURANCE COMPANY

(Name of Insurance Company)

2727-A Allen Parkway, Houston, Texas 77019

(Address of Insurance Company’s Principal Offices) (Zip Code)

(800) 871-2000

(Insurance Company’s Telephone Number, including Area Code)

------------------

Trina Sandoval, Esq.

American General Life Insurance Company

21650 Oxnard Street, Suite 750, Woodland Hills, California 91367

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on October 27, 2025 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”)

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

[ ]	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

[ ] Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

[ ]	If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Acton (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”)

[X] Insurance Company relying on Rule 12h-7 under the Exchange Act

[ ] Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

This Post-Effective Amendment No. 9 is being filed pursuant to Rule 485(B)(1)(iii) of the Securities Act of 1933 solely to designate October 27, 2025 as the new effective date of Post-Effective Amendment No. 8, which was filed on August  14, 2025.

Parts A, B and C were filed in Registrant’s Post-Effective Amendment No. 8 to Form N-4 on August 14, 2025 and are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, American General Life Insurance Company certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on this 8th day of October, 2025.

By:	AMERICAN GENERAL LIFE INSURANCE COMPANY
(Insurance Company)

By:	*CHRISTOPHER B. SMITH
------------------------------------------------------------------------------
CHRISTOPHER B. SMITH
DIRECTOR, CHAIRMAN OF THE BOARD AND PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

*CHRISTOPHER B. SMITH CHRISTOPER B. SMITH	Director, Chairman of the Board and President (Principal Executive Officer)	October 8, 2025

* CHRISTOPHER P. FILIAGGI CHRISTOPHER P. FILIAGGI	Director, Senior Vice President and Chief Financial Officer (Principal Financial Officer) (Principal Accounting Officer)	October 8, 2025

*TERRI N. FIEDLER TERRI N. FIEDLER	Director	October 8, 2025

*EMILY W. GINGRICH EMILY W. GINGRICH	Director	October 8, 2025

*LISA M. LONGINO LISA M. LONGINO	Director	October 8, 2025

*JONATHAN J. NOVAK JONATHAN J. NOVAK	Director	October 8, 2025

*BRYAN A. PINSKY BRYAN A. PINSKY	Director	October 8, 2025

*BY: /s/ TRINA SANDOVAL TRINA SANDOVAL Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.		October 8, 2025